DoubleLine Low Duration Bond Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 7.5%
	AccessLex Institute
1,752,968	Series 2007-A-B (3 mo. Term SOFR + 0.81%, 0.00% Floor)	6.15%		02/25/2037	1,703,532
	ACHV Trust
230,195	Series 2023-1PL-B	6.80%	(a)	03/18/2030	230,344
2,750,000	Series 2023-3PL-C	7.35%	(a)	08/19/2030	2,776,760
602,747	Series 2023-4CP-A	6.81%	(a)	11/25/2030	603,154
	Affirm, Inc.
91,091	Series 2021-Z1-A	1.07%	(a)	08/15/2025	90,882
6,082,975	Series 2022-Z1-A	4.55%	(a)	06/15/2027	6,047,086
15,000,000	Series 2023-A-1A	6.61%	(a)	01/18/2028	15,058,208
11,058,395	Series 2023-X1-A	7.11%	(a)	11/15/2028	11,094,972
5,300,000	Series 2024-A-A	5.61%	(a)	02/15/2029	5,286,345
9,242,731	Series 2024-X1-A	6.27%	(a)	05/15/2029	9,255,256
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35%	(a)	10/15/2047	3,121,207
	American Credit Acceptance Receivables Trust
1,599,124	Series 2024-2-A	5.90%	(a)	02/12/2027	1,599,900
	Aqua Finance Trust
1,551,081	Series 2020-AA-A	1.90%	(a)	07/17/2046	1,437,554
	Arivo Acceptance Auto Loan Receivables Trust
150,978	Series 2021-1A-A	1.19%	(a)	01/15/2027	150,350
5,144,228	Series 2022-1A-A	3.93%	(a)	05/15/2028	5,079,885
	CAI International, Inc.
7,323,438	Series 2020-1A-A	2.22%	(a)	09/25/2045	6,670,434
	Carvana Auto Receivables Trust
6,072,602	Series 2023-N3-A	6.41%	(a)	09/10/2027	6,091,283
11,961,638	Series 2024-N1-A2	5.76%	(a)	04/12/2027	11,960,242
	Citizens Auto Receivables Trust
11,302,693	Series 2023-2-A2A	6.09%	(a)	10/15/2026	11,322,794
	Commonbond Student Loan Trust
951,309	Series 2017-BGS-A1	2.68%	(a)	09/25/2042	864,773
873,335	Series 2020-AGS-A	1.98%	(a)	08/25/2050	763,018
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25%	(a)	02/25/2049	17,413,414
	CPS Auto Trust
553,685	Series 2022-D-A	6.09%	(a)	01/15/2027	554,020
3,944,391	Series 2024-A-A	5.71%	(a)	09/15/2027	3,940,629
	DataBank Issuer
1,599,000	Series 2021-1A-A2	2.06%	(a)	02/27/2051	1,485,174
10,000,000	Series 2023-1A-A2	5.12%	(a)	02/25/2053	9,590,323
	Diamond Resorts Owner Trust
1,501,370	Series 2021-1A-B	2.05%	(a)	11/21/2033	1,415,993
	Exeter Automobile Receivables Trust
3,869,170	Series 2023-3A-A3	6.04%		07/15/2026	3,870,019
10,021,279	Series 2023-5A-A2	6.20%		04/15/2026	10,029,981
	ExteNet LLC
4,250,000	Series 2019-1A-B	4.14%	(a)	07/25/2049	4,238,811
	Foundation Finance Trust
13,740	Series 2019-1A-A	3.86%	(a)	11/15/2034	13,722
	Global Sea Containers Two SRL
2,912,482	Series 2020-1A-A	2.17%	(a)	10/17/2040	2,699,549
	GLS Auto Receivables Trust
875,091	Series 2021-1A-D	1.68%	(a)	01/15/2027	856,891
1,131,358	Series 2021-2A-C	1.08%	(a)	06/15/2026	1,126,836
14,798,780	Series 2023-4A-A2	6.40%	(a)	12/15/2026	14,831,127
	GLS Auto Select Receivables Trust
4,000,000	Series 2024-3A-A2	5.59%	(a)	10/15/2029	4,007,592
	Hertz Global Holdings, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
10,200,000	Series 2021-1A-B	1.56%	(a)	12/26/2025	10,058,169
	Hilton Grand Vacations, Inc.
602,381	Series 2018-AA-A	3.54%	(a)	02/25/2032	591,883
330,524	Series 2020-AA-A	2.74%	(a)	02/25/2039	315,613
	LAD Auto Receivables Trust
14,627,692	Series 2024-1A-A2	5.44%	(a)	11/16/2026	14,601,885
	Laurel Road Prime Student Loan Trust
315,123	Series 2019-A-A1FX	2.34%	(a)	10/25/2048	308,353
	Lendbuzz Securitization Trust
6,978,319	Series 2023-1A-A2	6.92%	(a)	08/15/2028	7,036,219
3,190,075	Series 2023-2A-A2	7.09%	(a)	10/16/2028	3,218,254
8,500,000	Series 2024-2A-A2	5.99%	(a)	05/15/2029	8,517,159
	Lendingpoint Asset Securitization Trust
2,327,794	Series 2022-C-A	6.56%	(a)	02/15/2030	2,328,047
	Loanpal Solar Loan Ltd.
7,851,863	Series 2020-3GS-A	2.47%	(a)	12/20/2047	6,294,095
	Marlette Funding Trust
9,743	Series 2019-4A-C	3.76%	(a)	12/17/2029	9,731
459,018	Series 2022-1A-B	2.34%	(a)	04/15/2032	456,633
1,932,683	Series 2022-2A-B	5.50%	(a)	08/15/2032	1,928,576
19,150,000	Series 2024-1A-A	5.95%	(a)	07/17/2034	19,162,696
	MVW Owner Trust
413,164	Series 2018-1A-C	3.90%	(a)	01/21/2036	412,400
	Navient Student Loan Trust
2,498,875	Series 2020-FA-A	1.22%	(a)	07/15/2069	2,266,086
1,423,198	Series 2020-GA-A	1.17%	(a)	09/16/2069	1,288,017
	NP Railcar Holdings LLC
2,110,745	Series 2019-1A-A1	2.57%	(a)	09/20/2049	2,034,731
	Oxford Finance Funding Trust
3,333,048	Series 2020-1A-A2	3.10%	(a)	02/15/2028	3,290,164
	Pagaya AI Debt Selection Trust
2,309,802	Series 2021-HG1-A	1.22%	(a)	01/16/2029	2,271,537
2,007,313	Series 2022-1-A	2.03%	(a)	10/15/2029	1,998,235
3,571,995	Series 2022-3-A	6.06%	(a)	03/15/2030	3,570,893
7,303,833	Series 2023-1-A	7.56%	(a)	07/15/2030	7,332,065
3,805,800	Series 2023-3-A	7.60%	(a)	12/16/2030	3,825,400
5,104,240	Series 2023-5-A	7.18%	(a)	04/15/2031	5,116,165
4,445,962	Series 2023-5-B	7.63%	(a)	04/15/2031	4,473,217
5,218,329	Series 2023-7-A	7.23%	(a)	07/15/2031	5,231,311
	Prosper Marketplace Issuance Trust
2,821,266	Series 2023-1A-A	7.06%	(a)	07/16/2029	2,832,398
2,792,045	Series 2024-1A-A	6.12%	(a)	08/15/2029	2,794,908
	Santander Consumer USA Holdings, Inc.
1,671,432	Series 2023-4-A2	6.18%		02/16/2027	1,673,636
9,000,000	Series 2024-3-A2	5.91%		06/15/2027	9,003,652
	Santander Consumer USA, Inc.
1,464,990	Series 2021-3-C	1.47%		01/15/2027	1,448,180
	Santander Drive Auto Receivables LLC
1,812,553	Series 2020-4-D	1.48%		01/15/2027	1,790,359
	SFS Auto Receivables Securitization Trust
4,356,883	Series 2024-1A-A2	5.35%	(a)	06/21/2027	4,349,242
	Sierra Timeshare Conduit Receivables Funding LLC
1,103,019	Series 2021-2A-C	1.95%	(a)	09/20/2038	1,035,921
	SLM Student Loan Trust
4,553,236	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	5.89%		06/15/2039	4,422,753
2,711,233	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	5.87%		12/15/2039	2,642,606
	SOFI Alternative Trust
4,260,096	Series 2021-1-PT1	9.72%	(a)(b)	05/25/2030	4,213,239
5,555,322	Series 2021-2-A	1.25%	(a)	08/15/2030	5,420,889
10,789,564	Series 2021-3-A	1.50%	(a)	11/15/2030	10,480,033
	SoFi Consumer Loan Program Trust
438,932	Series 2023-1S-A	5.81%	(a)	05/15/2031	438,880
	SoFi Professional Loan Program LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
870,238	Series 2018-D-A2FX	3.60%	(a)	02/25/2048	846,282
3,550,807	Series 2020-C-AFX	1.95%	(a)	02/15/2046	3,247,043
	TAL Advantage LLC
3,031,250	Series 2020-1A-A	2.05%	(a)	09/20/2045	2,769,736
	UPCL
21,636,750	Series 2023-1-A	7.65%	(c)	04/22/2030	21,757,916
	Upgrade Master Pass-Thru Trust
765,189	Series 2021-PT3-A	14.66%	(a)(b)	07/15/2027	688,662
	Upstart Pass-Through Trust Series
502,072	Series 2020-ST5-A	3.00%	(a)	12/20/2026	492,991
598,491	Series 2021-ST5-A	2.00%	(a)	07/20/2027	586,174
1,620,496	Series 2021-ST6-A	1.85%	(a)	08/20/2027	1,595,139
	Upstart Securitization Trust
904,861	Series 2023-1-A	6.59%	(a)	02/20/2033	905,724
6,154,171	Series 2023-2-A	6.77%	(a)	06/20/2033	6,171,196
6,483,503	Series 2023-3-A	6.90%	(a)	10/20/2033	6,543,519
	Westgate Resorts LLC
4,227,345	Series 2022-1A-C	2.49%	(a)	08/20/2036	4,054,229
	Westlake Automobile Receivables Trust
15,514,936	Series 2023-4A-A2	6.23%	(a)	01/15/2027	15,542,964
7,150,000	Series 2024-1A-A2A	5.62%	(a)	03/15/2027	7,144,610
	Total Asset Backed Obligations (Cost $424,116,115)				420,112,475
BANK LOANS - 3.4%
	1011778 BC ULC
5,884,222	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		09/23/2030	5,876,778
	American Builders & Contractors Supply Co., Inc.
558,604	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%		01/31/2031	560,422
	APi Group DE, Inc.
3,645,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%		01/03/2029	3,647,606
	Aramark Services, Inc.
366,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		06/24/2030	367,353
	Asplundh Tree Expert LLC
5,938,243	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.18%		09/07/2027	5,949,377
	Avantor Funding, Inc.
3,716,689	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.43%		11/08/2027	3,738,115
	Axalta Coating Systems US Holdings, Inc.
3,576,976	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	7.34%		12/20/2029	3,587,725
	Beacon Roofing Supply, Inc.
2,691,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/19/2028	2,703,492
	Berry Global, Inc.
7,105,472	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.19%		07/02/2029	7,117,729
	Buckeye Partners LP
683,313	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		11/02/2026	684,776
	Calpine Corp.
5,420,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/16/2027	5,433,349
1,890,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		01/31/2031	1,886,520
299,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		01/31/2031	298,731
	Catalent Pharma Solutions, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,876,567	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.44%		02/22/2028	2,878,724
	Cedar Fair LP
1,495,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		05/01/2031	1,494,305
	Clean Harbors, Inc.
1,810,714	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.21%		10/10/2028	1,822,031
	CPI Holdco B LLC
285,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/19/2031	285,046
	Element Solutions, Inc.
2,920,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/18/2030	2,927,626
	Energizer Holdings, Inc.
4,079,097	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/22/2027	4,094,414
	FleetCor Technologies Operating Co. LLC
7,439,552	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.19%		05/01/2028	7,452,460
	Flutter Financing BV
5,882,925	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%		11/29/2030	5,893,367
	Focus Financial Partners LLC
2,481,228	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.83%		06/30/2028	2,481,811
	Gen Digital, Inc.
5,289,276	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	7.08%		09/12/2029	5,277,455
	Generac Power Systems, Inc.
890,307	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.15%		12/14/2026	892,257
	Go Daddy Operating Co. LLC
6,057,614	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		11/13/2029	6,073,576
	Grifols Worldwide Operations USA, Inc.
4,102,895	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.47%		11/15/2027	4,041,351
	HB Fuller Co.
2,658,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.33%		02/15/2030	2,663,335
	Hilton Domestic Operating Co., Inc.
2,170,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/08/2030	2,174,666
	ICON Luxembourg Sarl
375,072	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	7.33%		07/03/2028	376,968
1,505,405	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	7.33%		07/03/2028	1,513,014
	IQVIA, Inc.
5,820,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%		01/02/2031	5,851,659
	Iron Mountain Information Management LLC
5,766,934	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 1.75%, 0.00% Floor)	7.09%	(d)	01/02/2026	5,765,492
	Iron Mountain, Inc.
6,315,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.33%		01/31/2031	6,296,560
	KFC Holding Co.
6,718,508	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.20%		03/15/2028	6,725,697
	Lamar Media Corp.
4,880,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.50%, 0.00% Floor)	6.93%		02/08/2027	4,882,312
	Marriott Ownership Resorts, Inc.
4,595,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.68%		04/01/2031	4,612,231

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Mileage Plus Holdings LLC
1,826,533	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%		06/21/2027	1,865,968
	NRG Energy, Inc.
4,847,850	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		04/16/2031	4,854,516
	Resideo Funding, Inc.
3,056,878	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		02/14/2028	3,064,520
2,646,535	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		02/14/2028	2,653,151
990,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	7.33%		06/13/2031	990,005
	Reynolds Consumer Products LLC
5,306,643	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.18%		02/04/2027	5,322,802
	Setanta Aircraft Leasing DAC
2,805,638	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/06/2028	2,824,633
	SS&C Technologies, Inc.
3,325,159	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%		05/09/2031	3,333,771
	Standard Industries, Inc./NJ
5,449,573	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.45%		09/22/2028	5,468,564
	Trans Union LLC
2,683,217	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.18%		11/16/2026	2,684,169
5,550,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%)	7.09%		06/24/2031	5,547,225
	US Foods, Inc.
4,538,483	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.45%		09/14/2026	4,555,707
	Vestis Corp.
1,037,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.70%		02/24/2031	1,033,728
	Vistra Operations Co. LLC
5,976,189	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/20/2030	5,987,723
	WMG Acquisition Corp.
6,011,326	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		01/24/2031	6,029,180
	Wyndham Hotels & Resorts, Inc.
5,870,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		05/28/2030	5,884,264
	Total Bank Loans (Cost $189,577,072)				190,428,256
COLLATERALIZED LOAN OBLIGATIONS - 14.2%
	Allegro CLO Ltd.
9,500,000	Series 2019-1A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	07/20/2032	9,505,239
	Battalion CLO Ltd.
30,000,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.73%	(a)	04/24/2034	30,032,958
22,000,000	Series 2021-20A-A (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.77%	(a)	07/15/2034	22,076,450
	BBAM US CLO Ltd.
4,132,000	Series 2022-1A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.71%	(a)	04/15/2035	4,134,892
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	04/19/2034	22,037,400
	Bridge Street CLO Ltd.
20,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.82%	(a)	07/20/2034	20,022,604
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	01/18/2035	15,025,505

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Carlyle Global Market Strategies
25,000,000	Series 2016-1A-A1R2 (3 mo. Term SOFR + 1.40%, 1.14% Floor)	6.73%	(a)	04/20/2034	25,071,470
	CarVal CLO
5,000,000	Series 2018-1A-AR (3 mo. Term SOFR + 1.23%, 1.23% Floor)	6.55%	(a)	07/16/2031	5,009,100
	Cathedral Lake CLO Ltd.
13,878,481	Series 2018-5A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	10/21/2030	13,883,928
9,117,397	Series 2021-7RA-AR (3 mo. Term SOFR + 1.18%, 1.18% Floor)	6.52%	(a)	01/15/2032	9,117,397
	CBAM Ltd.
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.77%	(a)	07/17/2034	10,026,275
10,500,000	Series 2019-10A-A1R (3 mo. Term SOFR + 1.38%, 1.12% Floor)	6.71%	(a)	04/20/2032	10,507,350
	CFIP CLO Ltd.
20,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	20,042,052
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.85%	(a)	04/20/2037	20,015,240
10,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/20/2034	10,025,231
	CQS US CLO
25,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	25,129,993
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/20/2034	18,020,853
	Generate CLO Ltd.
10,000,000	Series 6A-A1R (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	01/22/2035	10,012,095
14,000,000	Series 8A-AR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	10/20/2034	14,016,477
46,500,000	Series 9A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	10/20/2034	46,551,414
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	01/30/2035	52,094,712
	Harbourview CLO VII LLC
4,881,092	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	6.72%	(a)	07/18/2031	4,891,318
	Hayfin US
14,420,988	Series 2018-8A-A (3 mo. Term SOFR + 1.38%, 1.12% Floor)	6.71%	(a)	04/20/2031	14,436,294
	Invesco CLO Ltd.
10,000,000	Series 2023-3A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	7.13%	(a)	07/15/2036	10,048,662
	Jackson Financial, Inc.
20,000,000	Series 2021-5A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	10/18/2034	20,056,490
	Katayma CLO Ltd.
20,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.94%	(a)	04/20/2037	20,106,818
	Madison Park Funding Ltd.
10,000,000	Series 2021-52A-A (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.69%	(a)	01/22/2035	10,008,807
	Marathon CLO Ltd.
16,591,801	Series 2018-12A-A1 (3 mo. Term SOFR + 1.44%, 0.00% Floor)	6.77%	(a)	04/18/2031	16,617,937
	Marble Point CLO
35,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	07/25/2034	35,007,000
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	04/28/2034	15,046,224
	Ocean Trails CLO
18,195,702	Series 2014-5A-ARR (3 mo. Term SOFR + 1.54%, 1.28% Floor)	6.87%	(a)	10/13/2031	18,214,280
850,000	Series 2020-10A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	10/15/2034	849,917
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.82%	(a)	04/18/2037	3,022,275
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.85%	(a)	04/23/2037	28,145,600
	Palmer Square CLO Ltd.
8,700,000	Series 2021-2A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.74%	(a)	07/15/2034	8,714,790
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.83%	(a)	04/26/2037	11,015,313

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Romark LLC
12,354,892	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	6.62%	(a)	04/20/2031	12,381,825
	Shackleton CLO Ltd.
18,676,745	Series 2015-7RA-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	07/15/2031	18,689,819
	Sound Point CLO Ltd.
16,000,000	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	6.84%	(a)	10/20/2031	16,054,611
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.76%	(a)	07/20/2034	25,092,113
	Steele Creek CLO Ltd.
900,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.39%	(a)	04/15/2032	900,931
18,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/15/2032	18,055,215
	Symphony CLO Ltd.
12,430,215	Series 2014-15A-AR3 (3 mo. Term SOFR + 1.34%, 1.08% Floor)	6.66%	(a)	01/17/2032	12,442,645
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	7.12%	(a)	04/20/2036	10,559,850
	Trestles CLO LLC
20,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/21/2034	20,058,730
	Trimaran CAVU LLC
5,750,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	04/23/2032	5,762,544
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.80%	(a)	01/18/2035	10,047,297
	Wellfleet CLO Ltd.
1,317,551	Series 2017-2A-A1R (3 mo. Term SOFR + 1.32%, 0.00% Floor)	6.65%	(a)	10/20/2029	1,317,944
3,654,757	Series 2018-1A-A (3 mo. Term SOFR + 1.36%, 1.10% Floor)	6.68%	(a)	07/17/2031	3,659,398
8,000,000	Series 2020-1A-A1AR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	6.54%	(a)	04/15/2033	7,999,831
5,000,000	Series 2021-2A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.79%	(a)	07/15/2034	5,010,607
	Total Collateralized Loan Obligations (Cost $795,081,979)				796,573,720
FOREIGN CORPORATE BONDS - 8.9%
2,575,700	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	2,158,527
610,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	610,245
7,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	6,763,103
4,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	4,078,063
5,600,000	Adaro Indonesia PT	4.25%		10/31/2024	5,556,292
4,897,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%		04/15/2027	5,010,542
6,798,017	AI Candelaria Spain SA	7.50%		12/15/2028	6,682,392
800,000	Algonquin Power & Utilities Corp.	5.37%	(e)	06/15/2026	796,511
1,900,000	AngloGold Ashanti Holdings PLC	3.38%		11/01/2028	1,709,136
5,848,000	Avolon Holdings Funding Ltd.	2.13%	(a)	02/21/2026	5,499,610
3,500,000	Axiata SPV2 Bhd	4.36%		03/24/2026	3,441,295
6,285,000	BAE Systems PLC	5.00%	(a)	03/26/2027	6,240,591
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%		04/21/2025	391,020
2,300,000	Banco BTG Pactual SA/Cayman Islands	4.50%		01/10/2025	2,278,966
400,000	Banco Continental SAECA	2.75%		12/10/2025	380,403
3,000,000	Banco Continental SAECA	2.75%	(a)	12/10/2025	2,853,022
6,000,000	Banco de Bogota SA	6.25%		05/12/2026	5,916,013
3,050,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	2,940,570
9,350,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	(a)	09/30/2031	8,703,323
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	1,675,506
5,100,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	4,939,355
3,801,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	3,679,710
11,900,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	11,564,804

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%		10/01/2028	4,577,338
11,800,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	11,406,175
2,605,000	Bank of Montreal	1.50%		01/10/2025	2,549,380
2,688,000	Bank of Nova Scotia	4.75%		02/02/2026	2,660,919
1,965,000	BAT Capital Corp.	2.79%		09/06/2024	1,952,541
3,380,000	BAT International Finance PLC	1.67%		03/25/2026	3,168,077
6,221,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 3.00%)	5.35%		11/12/2029	6,154,965
6,150,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	5,609,180
6,664,000	Bharti Airtel Ltd.	4.38%		06/10/2025	6,593,856
3,990,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2026	3,997,532
2,510,000	BMW US Capital LLC (SOFR + 0.62%)	5.96%	(a)	08/11/2025	2,517,388
5,185,000	BPCE SA	2.38%	(a)	01/14/2025	5,083,453
8,800,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%		01/23/2081	8,814,828
1,127,000	BRF GmbH	4.35%		09/29/2026	1,076,106
1,750,000	Camposol SA	6.00%		02/03/2027	1,510,617
3,065,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	3,013,765
5,225,000	Canadian Pacific Railway Co.	1.35%		12/02/2024	5,130,779
600,000	Cemex SAB de CV	5.45%		11/19/2029	589,905
11,883,385	Chile Electricity PEC SpA	0.00%	(a)	01/25/2028	9,536,416
5,900,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	5,708,209
2,000,000	Comision Federal de Electricidad	4.75%		02/23/2027	1,945,998
4,920,000	Commonwealth Bank of Australia (SOFR + 0.40%)	5.75%	(a)	07/07/2025	4,923,126
8,100,000	Cosan Luxembourg SA	7.00%		01/20/2027	8,096,794
1,400,000	Credicorp Ltd.	2.75%		06/17/2025	1,360,152
3,850,000	Daimler Truck Finance North America LLC	1.63%	(a)	12/13/2024	3,782,436
2,185,000	Daimler Truck Finance North America LLC	5.15%	(a)	01/16/2026	2,174,106
13,000,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	12,218,368
1,694	Digicel Group Holdings Ltd.	0.00%	(a)(c)	12/31/2030	1,683
47,694	Digicel Group Holdings Ltd.	0.00%	(a)(c)	12/31/2030	47,385
192,410	Digicel Group Holdings Ltd.	0.00%	(a)(c)	12/31/2030	4,557
686,381	Digicel Group Holdings Ltd.	0.00%	(a)(c)	12/31/2030	139,485
6,500,000	Ecopetrol SA	5.38%		06/26/2026	6,372,417
1,868,350	Empresa Electrica Angamos SA	4.88%		05/25/2029	1,689,101
2,531,910	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	2,468,305
4,200,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	3,624,075
5,195,000	Enbridge, Inc.	2.50%		02/14/2025	5,091,690
892,000	Enel Finance International NV	5.13%	(a)	06/26/2029	878,306
9,126,471	Fenix Power Peru SA	4.32%		09/20/2027	8,760,923
3,700,000	Freeport Indonesia PT	4.76%		04/14/2027	3,642,092
1,350,000	Freeport Indonesia PT	4.76%	(a)	04/14/2027	1,328,871
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,890,831
5,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	5,276,723
7,632,320	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	7,155,798
5,070,000	Glencore Funding LLC	4.00%	(a)	04/16/2025	5,001,509
3,985,000	Glencore Funding LLC (SOFR + 1.06%)	6.41%	(a)	04/04/2027	3,986,587
3,779,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%	(d)	04/16/2029	3,512,203
6,407,280	GNL Quintero SA	4.63%		07/31/2029	6,259,464
3,615,000	Grupo de Inversiones Suramericana SA	5.50%		04/29/2026	3,564,021
8,447,130	Guara Norte Sarl	5.20%		06/15/2034	7,791,036
709,104	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	(a)	06/01/2028	702,187
3,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	2,796,159
7,334,000	Inkia Energy Ltd.	5.88%		11/09/2027	7,376,171

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,500,000	InRetail Shopping Malls	5.75%		04/03/2028	4,424,404
2,168,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	2,024,165
360,287	Interoceanica IV Finance Ltd. Series 2007	0.00%		11/30/2025	343,624
9,500,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%		04/15/2031	9,185,019
500,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance,Inc.	2.50%		01/15/2027	465,539
900,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance,Inc.	3.00%		02/02/2029	803,485
3,056,000	JDE Peet’s NV	0.80%	(a)	09/24/2024	3,014,340
2,546,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	2,263,763
1,000,000	Kallpa Generacion SA	4.88%		05/24/2026	981,043
3,500,000	KT Corp.	1.00%		09/01/2025	3,328,420
4,600,000	LG Chem Ltd.	3.25%		10/15/2024	4,567,420
169,659	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	155,400
3,638,740	LLPL Capital Pte Ltd.	6.88%		02/04/2039	3,668,163
2,485,000	Macquarie Bank Ltd. (SOFR + 1.20%)	6.53%	(a)	12/07/2026	2,516,182
5,525,000	Magna International, Inc.	5.05%		03/14/2029	5,524,913
300,000	MEGlobal BV	4.25%		11/03/2026	290,449
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	198,255
11,800,000	MEGlobal Canada ULC	5.00%	(a)	05/18/2025	11,697,069
3,939,928	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	3,864,732
3,235,500	Millicom International Cellular SA	6.63%		10/15/2026	3,234,623
6,570,000	Millicom International Cellular SA	5.13%		01/15/2028	6,203,282
9,576,940	Minejesa Capital BV	4.63%		08/10/2030	9,204,737
3,130,000	Minerva Luxembourg SA	5.88%		01/19/2028	3,053,662
6,405,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	6,324,080
2,496,000	Mizuho Financial Group, Inc. (SOFR + 0.96%)	6.30%		05/22/2026	2,506,890
1,475,741	Mong Duong Finance Holdings BV	5.13%		05/07/2029	1,403,836
800,000	Multibank, Inc.	7.75%	(a)	02/03/2028	801,608
6,925,216	MV24 Capital BV	6.75%		06/01/2034	6,621,325
9,000,000	NBM US Holdings, Inc.	7.00%		05/14/2026	9,011,700
4,035,000	Nutrien Ltd.	4.90%		03/27/2028	3,989,286
2,579,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.40%		06/01/2027	2,523,183
5,400,000	Orazul Energy Peru SA	5.63%		04/28/2027	5,127,840
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,147,724
9,000,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	(a)	09/10/2030	8,607,931
3,335,699	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	3,320,350
10,000,000	Reliance Industries Ltd.	4.13%		01/28/2025	9,913,768
2,390,000	Royal Bank of Canada (SOFR + 0.53%)	5.87%		01/20/2026	2,393,314
3,100,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,923,228
6,400,000	Sociedad Quimica y Minera de Chile SA	4.38%		01/28/2025	6,351,846
832,000	Solvay Finance America LLC	5.65%	(a)	06/04/2029	837,966
2,546,000	Southern Copper Corp.	3.88%		04/23/2025	2,507,172
3,000,000	Suzano International Finance BV	4.00%		01/14/2025	2,968,525
3,601,000	Telefonica Celular del Paraguay SA	5.88%		04/15/2027	3,518,825
2,585,000	Toronto-Dominion Bank/The	0.70%		09/10/2024	2,560,221
2,960,000	Transportadora de Gas del Peru SA	4.25%		04/30/2028	2,863,712
8,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	7,506,944
3,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	2,958,873
3,765,000	Westpac Banking Corp. (SOFR + 0.72%)	6.06%		11/17/2025	3,786,070
	Total Foreign Corporate Bonds (Cost $502,655,707)				496,871,893
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.6%

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
7,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	6,674,791
1,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	1,338,960
2,301,522	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,726,141
17,400,000	Colombia Government International Bond	4.50%		01/28/2026	17,069,825
10,100,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	10,001,646
2,500,000	Korea East-West Power Co. Ltd.	1.75%	(a)	05/06/2025	2,423,967
2,000,000	Korea East-West Power Co. Ltd.	1.75%		05/06/2025	1,939,173
2,500,000	Korea Hydro & Nuclear Power Co. Ltd.	1.25%	(a)	04/27/2026	2,325,058
5,000,000	Korea Southern Power Co. Ltd.	0.75%	(a)	01/27/2026	4,654,804
2,660,813	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	2,622,370
1,000,000	Oleoducto Central SA	4.00%		07/14/2027	927,689
900,000	ONGC Videsh Ltd.	4.63%		07/15/2024	899,703
2,000,000	Panama Government International Bond	3.75%		03/16/2025	1,970,387
6,100,000	Paraguay Government International Bond	4.70%		03/27/2027	5,963,343
10,000,000	Pertamina Persero PT	1.40%		02/09/2026	9,351,900
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,350,394
3,634,000	Petrobras Global Finance BV	7.38%		01/17/2027	3,754,202
1,800,000	Republic of South Africa Government International Bond	4.88%		04/14/2026	1,758,251
11,500,000	TNB Global Ventures Capital Bhd	3.24%		10/19/2026	10,963,928
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $90,457,524)				87,716,532
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 14.4%
	ACREC Trust
11,612,965	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.60%	(a)	10/16/2036	11,613,963
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02%	(a)	06/15/2054	13,288,528
	Arbor Realty Trust, Inc.
5,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.64%	(a)	12/15/2035	4,956,055
7,666,173	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.51%	(a)	08/15/2034	7,645,244
14,365,000	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.78%	(a)	01/15/2037	14,326,315
3,498,148	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	7.18%	(a)	05/15/2037	3,503,371
	AREIT Ltd.
2,000,000	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	7.02%	(a)	05/17/2041	2,008,268
	AREIT Trust
4,035,297	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	6.58%	(a)	01/20/2037	4,023,534
	Ares Commercial Real Estate Corp.
5,010,000	Series 2021-FL4-AS (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.55%	(a)	12/18/2037	4,938,507
	Atrium Hotel Portfolio Trust
2,579,000	Series 2018-ATRM-A (1 mo. Term SOFR + 1.25%, 0.95% Floor)	6.58%	(a)	06/15/2035	2,567,185
	Austin Fairmont Hotel Trust
1,655,000	Series 2019-FAIR-A (1 mo. Term SOFR + 1.10%, 1.05% Floor)	6.43%	(a)	09/15/2032	1,652,603
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
30,529,794	Series 2016-UB10-XA	1.88%	(b)(f)	07/15/2049	634,400
	BANK
70,355,383	Series 2017-BNK5-XA	1.07%	(b)(f)	06/15/2060	1,559,554
88,711,634	Series 2017-BNK6-XA	0.90%	(b)(f)	07/15/2060	1,548,737
21,182,469	Series 2019-BN20-XA	0.93%	(b)(f)	09/15/2062	717,768
189,228,454	Series 2020-BN26-XA	1.32%	(b)(f)	03/15/2063	9,512,325
	BANK5 Trust
3,846,494	Series 2023-5YR2-A1	6.20%		07/15/2056	3,882,284
	BBCMS Trust
77,638,776	Series 2017-C1-XA	1.61%	(b)(f)	02/15/2050	2,297,611

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
17,989,000	Series 2018-TALL-A (1 mo. Term SOFR + 0.92%, 0.87% Floor)	6.25%	(a)	03/15/2037	17,032,069
117,588,973	Series 2020-C6-XA	1.15%	(b)(f)	02/15/2053	5,072,718
59,000,000	Series 2020-C6-XB	0.79%	(b)(f)	02/15/2053	2,072,009
1,647,567	Series 2023-C22-A1	6.36%		11/15/2056	1,680,046
	BDS Ltd.
1,618,961	Series 2021-FL7-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.52%	(a)	06/16/2036	1,609,313
1,955,969	Series 2021-FL8-A (1 mo. Term SOFR + 1.03%, 0.92% Floor)	6.37%	(a)	01/18/2036	1,961,158
	Benchmark Mortgage Trust
87,480,215	Series 2018-B1-XA	0.66%	(b)(f)	01/15/2051	1,269,364
1,490,000	Series 2018-B3-A3	3.75%		04/10/2051	1,466,991
174,269,328	Series 2020-B16-XA	0.92%	(b)(f)	02/15/2053	6,890,871
35,720,000	Series 2020-IG1-XB	0.24%	(b)(f)	09/15/2043	290,046
2,068,556	Series 2023-B39-A1	6.04%		07/15/2056	2,078,566
1,446,287	Series 2023-V2-A1	5.85%		05/15/2055	1,441,968
	Blackstone Mortgage Trust, Inc.
19,256,970	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.49%	(a)	05/15/2038	18,542,094
	BMO Mortgage Trust
2,175,860	Series 2023-C5-A1	5.74%		06/15/2056	2,178,152
837,425	Series 2024-5C4-A1	6.02%		05/15/2057	845,077
	BPR Trust
8,789,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.49%	(a)	09/15/2038	8,724,528
	BRSP Ltd.
14,392,148	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.60%	(a)	08/19/2038	14,244,571
	BSPRT Co.-Issuer LLC
14,238,881	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.54%	(a)	03/15/2036	14,169,595
12,279,854	Series 2021-FL7-A (1 mo. Term SOFR + 1.43%, 1.43% Floor)	6.76%	(a)	12/15/2038	12,249,376
6,013,206	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.83%	(a)	02/15/2037	5,997,527
14,000,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	7.59%	(a)	09/15/2035	14,148,526
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	8.19%	(a)	09/15/2035	5,056,170
	BSREP Commercial Mortgage Trust
7,628,086	Series 2021-DC-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.39%	(a)	08/15/2038	7,146,958
	BX Trust
6,893,217	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.37%	(a)	10/15/2037	6,857,586
3,908,430	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	6.17%	(a)	10/15/2036	3,856,534
7,752,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	6.72%	(a)	06/15/2036	7,541,917
6,117,666	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	6.13%	(a)	10/15/2038	6,056,878
	BXMT Ltd.
825,375	Series 2020-FL2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	6.34%	(a)	02/15/2038	794,732
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	1.06%	(b)(f)	06/15/2050	948,930
	CFK Trust
116,365,000	Series 2020-MF2-X	0.89%	(a)(b)(f)	03/15/2039	2,033,129
	Citigroup Commercial Mortgage Trust
3,099,807	Series 2015-P1-A4	3.46%		09/15/2048	3,045,263
29,816,388	Series 2016-GC36-XA	1.36%	(b)(f)	02/10/2049	417,608
7,054,738	Series 2016-P3-A3	3.06%		04/15/2049	6,831,531
50,667,338	Series 2016-P3-XA	1.81%	(b)(f)	04/15/2049	856,511
6,330,745	Series 2017-P7-A3	3.44%		04/14/2050	6,018,986
	Citigroup/Deutsche Bank Commercial Mortgage Trust
700,000	Series 2016-C3-A5	2.89%		08/10/2049	662,454
20,287,316	Series 2017-CD4-XA	1.38%	(b)(f)	05/10/2050	548,200
	CLNC Ltd.
16,345,073	Series 2019-FL1-AS (1 mo. Term SOFR + 1.66%, 1.55% Floor)	7.00%	(a)	08/20/2035	16,240,972
	Cold Storage Trust
9,829,905	Series 2020-ICE5-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	6.34%	(a)	11/15/2037	9,797,190
	Commercial Mortgage Pass Through Certificates

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
7,488,121	Series 2013-CR12-XA	0.74%	(b)(f)	10/10/2046	389
153,725	Series 2014-CR18-AM	4.10%		07/15/2047	153,296
132,672,364	Series 2015-CR25-XA	0.94%	(b)(f)	08/10/2048	795,251
6,818,000	Series 2015-DC1-A5	3.35%		02/10/2048	6,715,950
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	6.63%	(a)	09/15/2033	7,455,779
	Computershare Corporate Trust
23,478,319	Series 2015-LC22-XA	0.88%	(b)(f)	09/15/2058	152,726
155,898,875	Series 2019-C51-XA	1.41%	(b)(f)	06/15/2052	7,856,960
11,851,000	Series 2021-C60-A2	2.04%		08/15/2054	10,908,009
3,201,089	Series 2021-SAVE-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.59%	(a)	02/15/2040	3,182,488
	CSAIL Commercial Mortgage Trust
2,435,663	Series 2015-C3-A3	3.45%		08/15/2048	2,397,164
86,847,325	Series 2017-C8-XA	1.21%	(b)(f)	06/15/2050	2,097,867
12,112,845	Series 2017-CX9-XA	0.74%	(b)(f)	09/15/2050	118,288
	DBCG Mortgage Trust
12,925,000	Series 2017-BBG-B (Prime Rate + 0.00%, 0.00% Floor)	8.50%	(a)	06/15/2034	12,925,483
	EQUS Mortgage Trust
13,292,734	Series 2021-EQAZ-A (1 mo. Term SOFR + 0.87%, 0.76% Floor)	6.20%	(a)	10/15/2038	13,178,685
	Extended Stay America Trust
5,065,493	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.52%	(a)	07/15/2038	5,049,829
	FS Rialto
3,752,858	Series 2019-FL1-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.64%	(a)	12/16/2036	3,742,747
17,951,662	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.66%	(a)	05/16/2038	17,806,200
9,487,215	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.69%	(a)	11/16/2036	9,476,893
	Granite Point Mortgage Trust, Inc.
12,521,526	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.70%	(a)	07/16/2035	12,387,971
11,523,435	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	6.81%	(a)	12/15/2036	11,317,407
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	7.02%	(a)	05/15/2041	4,505,221
13,500,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.87%	(a)	03/15/2039	13,492,350
	Greystone Commercial Real Estate Notes
7,613	Series 2019-FL2-A (1 mo. Term SOFR + 1.29%, 1.18% Floor)	6.62%	(a)	09/15/2037	7,632
14,933,000	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.46%	(a)	07/15/2039	14,955,504
	GS Mortgage Securities Corp. II
1,818,416	Series 2013-GC13-AS	3.98%	(a)(b)	07/10/2046	1,740,274
1,860,000	Series 2014-GC26-A5	3.63%		11/10/2047	1,843,369
105,287,788	Series 2017-GS6-XA	1.15%	(b)(f)	05/10/2050	2,401,772
125,331,156	Series 2017-GS7-XA	1.22%	(b)(f)	08/10/2050	3,163,684
135,240,760	Series 2017-GS8-XA	1.08%	(b)(f)	11/10/2050	3,278,398
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	6.53%	(a)	07/15/2031	2,167,835
51,176,456	Series 2019-GC42-XA	0.93%	(b)(f)	09/10/2052	1,663,434
9,296,000	Series 2021-IP-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.39%	(a)	10/15/2036	9,187,806
	HGI CRE CLO Ltd.
1,220,005	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.16% Floor)	6.49%	(a)	06/16/2036	1,217,563
	JP Morgan Chase Commercial Mortgage Securities
55,334,972	Series 2016-JP4-XA	0.71%	(b)(f)	12/15/2049	573,232
24,438,692	Series 2019-COR5-XA	1.62%	(b)(f)	06/13/2052	1,245,540
59,178,200	Series 2020-ACE-XA	0.47%	(a)(b)(f)	01/10/2037	101,195
	JPMBB Commercial Mortgage Securities Trust
2,550,000	Series 2014-C25-B	4.35%	(b)	11/15/2047	2,333,499
1,170,268	Series 2015-C30-A4	3.55%		07/15/2048	1,146,782
49,266,335	Series 2015-C32-XA	1.25%	(b)(f)	11/15/2048	330,163
8,970,000	Series 2015-C33-AS	4.02%		12/15/2048	8,651,221
425,336	Series 2016-C1-A5	3.58%		03/17/2049	410,189
	KREF
11,545,594	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.51%	(a)	02/15/2039	11,407,554
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	7.09%	(a)	02/15/2039	10,960,351
12,000,000	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	6.79%	(a)	02/17/2039	11,964,804
	Ladder Capital Commercial Mortgage Securities LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
746,971	Series 2017-LC26-A3	3.29%	(a)	07/12/2050	707,281
9,984,455	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	6.64%	(a)	12/13/2038	9,798,005
8,934,823	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	6.89%	(a)	11/15/2038	8,868,098
	LoanCore
5,812,712	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	6.74%	(a)	07/15/2036	5,786,043
9,965,965	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.74%	(a)	11/15/2038	9,923,201
	LSTAR Commercial Mortgage Trust
47,933,016	Series 2017-5-X	0.99%	(a)(b)(f)	03/10/2050	766,137
	Lument Finance Trust, Inc.
12,779,463	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.61%	(a)	06/15/2039	12,798,657
	Mcp Holding Co. LLC
6,615,000	Series 2023-SHIP-A	4.47%	(a)(b)	09/10/2038	6,445,005
	Med Trust
10,917,604	Series 2021-MDLN-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.39%	(a)	11/15/2038	10,900,699
	Merit 2020
5,302,858	Series 2022-MHIL-A (1 mo. Term SOFR + 0.81%, 0.82% Floor)	6.14%	(a)	01/15/2027	5,234,249
	MF1 LLC
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	8.53%	(a)	09/17/2037	2,021,020
	MF1 Multifamily Housing Mortgage Loan Trust
972,343	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	6.29%	(a)	07/15/2036	971,835
10,343,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	6.64%	(a)	07/15/2036	10,317,349
12,888,014	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.55%	(a)	07/16/2036	12,837,338
8,112,620	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.53%	(a)	10/16/2036	8,079,496
9,103,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	6.90%	(a)	10/16/2036	8,976,678
9,192,616	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.69%	(a)	02/19/2037	9,155,062
12,000,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.99%	(a)	08/18/2041	11,970,000
	Morgan Stanley ABS Capital I, Inc.
13,390,719	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	6.22%	(a)	11/09/2024	13,201,200
	Morgan Stanley Bank of America Merrill Lynch Trust
13,621,848	Series 2014-C19-LNCX	0.76%	(a)(b)(f)	12/15/2046	730
2,425,000	Series 2015-C23-AS	4.00%	(b)	07/15/2050	2,360,661
227,944	Series 2015-C26-A3	3.21%		10/15/2048	227,338
	Morgan Stanley Capital I, Inc.
1,116,485	Series 2006-HQ10-X1	0.59%	(a)(b)(f)	11/12/2041	41
56,267,673	Series 2017-H1-XA	1.46%	(b)(f)	06/15/2050	1,386,734
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	7.19%	(a)	05/15/2036	3,055,644
308,743	Series 2021-L5-A1	0.79%		05/15/2054	294,021
14,862,000	Series 2021-L6-A2	2.13%	(b)	06/15/2054	13,092,291
	PFP III Ltd.
1,409,006	Series 2021-8-A (1 mo. Term SOFR + 1.11%, 1.00% Floor)	6.44%	(a)	08/09/2037	1,404,200
	Ready Capital Corp.
1,075,738	Series 2021-FL6-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.41%	(a)	07/25/2036	1,071,533
5,669,606	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.66%	(a)	11/25/2036	5,665,343
	Rialto Real Estate Fund LP
9,000,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	7.58%	(a)	01/19/2037	9,034,155
	SREIT Trust
9,380,127	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	6.17%	(a)	11/15/2038	9,298,709
	Starwood Property Mortgage Trust
12,887,000	Series 2019-FL1-AS (1 mo. Term SOFR + 1.51%, 1.51% Floor)	6.84%	(a)	07/15/2038	12,740,926
11,644,475	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.65%	(a)	04/18/2038	11,507,128
	TPG Real Estate Finance Issuer Ltd.
11,135,774	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.64%	(a)	03/15/2038	11,043,459
3,640,475	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.98%	(a)	02/15/2039	3,616,739

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.48%	(a)	02/15/2039	12,124,131
	TTAN
4,182,716	Series 2021-MHC-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	6.29%	(a)	03/15/2038	4,152,366
	UBS Commercial Mortgage Trust
50,486,503	Series 2017-C1-XA	1.66%	(b)(f)	06/15/2050	1,642,578
84,946,227	Series 2017-C3-XA	1.25%	(b)(f)	08/15/2050	1,960,321
424,779	Series 2018-C13-A3	4.07%		10/15/2051	409,845
93,465,569	Series 2018-C8-XA	0.96%	(b)(f)	02/15/2051	2,337,994
	WB Commercial Mortgage Trust
7,445,000	Series 2024-HQ-A	6.13%	(a)(b)	03/15/2040	7,466,211
	WF-RBS Commercial Mortgage Trust
4,725,000	Series 2014-C24-A5	3.61%		11/15/2047	4,684,199
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $931,938,160)				815,155,770
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1%
	Angel Oak Mortgage Trust LLC
14,607,049	Series 2021-7-A1	1.98%	(a)(b)	10/25/2066	12,176,688
	Arroyo Mortgage Trust
4,548,720	Series 2019-3-A2	3.21%	(a)(b)	10/25/2048	4,217,010
2,458,352	Series 2019-3-A3	3.42%	(a)(b)	10/25/2048	2,283,765
	Banc of America Mortgage Securities, Inc.
321,884	Series 2005-E-2A1	5.84%	(b)	06/25/2035	274,403
	BCAP LLC Trust
508,356	Series 2011-RR1-8A3	5.14%	(a)(b)(c)	09/30/2056	378,969
	Bear Stearns Asset Backed Securities Trust
156,433	Series 2004-AC2-2A	5.00%		05/25/2034	126,930
	BRAVO Residential Funding Trust
3,598,402	Series 2020-RPL1-A1	2.50%	(a)(b)	05/26/2059	3,453,487
6,600,441	Series 2022-RPL1-A1	2.75%	(a)(b)	09/25/2061	5,893,714
	Carrington Mortgage Loan Trust
1,805,123	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	5.61%		08/25/2036	1,722,110
	Chase Funding Mortgage Loan Asset-Backed Certificates
1,699,593	Series 2004-2-1A5	6.20%	(e)	02/26/2035	1,672,615
	Citigroup Mortgage Loan Trust, Inc.
329,294	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	7.86%		03/25/2036	294,951
1,817,915	Series 2020-EXP1-A1A	1.80%	(a)(b)	05/25/2060	1,643,474
	COLT Funding LLC
5,037,746	Series 2021-1R-A1	0.86%	(a)(b)	05/25/2065	4,276,560
4,901,641	Series 2021-5-A1	1.73%	(a)(b)	11/26/2066	4,210,234
14,125,700	Series 2021-RPL1-A1	1.67%	(a)(b)	09/25/2061	12,640,979
3,375,441	Series 2023-2-A1	6.60%	(a)(e)	07/25/2068	3,394,893
	Countrywide Home Loan Mortgage Pass Through Trust
253,464	Series 2004-HYB9-1A1	5.07%	(b)	02/20/2035	252,377
3,595,628	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	6.04%		04/25/2035	3,255,011
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%		06/25/2026	17,371
	Credit Suisse Mortgage Capital Certificates
10,246,360	Series 2020-RPL3-A1	4.08%	(a)(b)	03/25/2060	10,211,123
1,716,017	Series 2021-NQM1-A2	0.99%	(a)(b)	05/25/2065	1,488,706
2,860,029	Series 2021-NQM1-A3	1.20%	(a)(b)	05/25/2065	2,457,747
7,011,768	Series 2021-NQM5-A3	1.35%	(a)(b)	05/25/2066	5,723,548
4,721,597	Series 2021-RPL4-A1	4.05%	(a)(b)	12/27/2060	4,634,308
16,741,233	Series 2022-NQM1-A1	2.27%	(a)(b)	11/25/2066	14,721,709
2,787,453	Series 2022-NQM5-A1	5.17%	(a)(b)	05/25/2067	2,759,805
8,359,863	Series 2022-RPL4-A1	3.90%	(a)(b)	04/25/2062	7,816,820
	Cross Mortgage Trust
4,614,421	Series 2024-H1-A1	6.09%	(a)(e)	12/25/2068	4,616,622
	CSMCM Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
28,704,962	Series 2019-RP10-A1	3.18%	(a)(b)	12/26/2059	29,153,006
	Ellington Financial Mortgage Trust
897,529	Series 2020-1-A1	2.01%	(a)(b)	05/25/2065	873,579
	Fannie Mae Connecticut Avenue Securities
6,894,414	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	6.84%	(a)	10/25/2043	6,941,223
13,430,727	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 1.05% Floor)	6.39%	(a)	01/25/2044	13,448,551
15,629,221	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 1.10% Floor)	6.44%	(a)	02/25/2044	15,645,335
	First Horizon Asset Securities, Inc.
1,807,397	Series 2007-AR2-1A1	6.85%	(b)	08/25/2037	616,806
	FirstKey Homes Trust
7,152,584	Series 2020-SFR2-A	1.27%	(a)	10/19/2037	6,775,647
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,816,463	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	6.64%	(a)	02/25/2042	1,825,402
23,639,692	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	6.69%	(a)	02/25/2044	23,740,550
9,146,587	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.54%	(a)	05/25/2044	9,173,762
	GCAT
5,006,822	Series 2022-NQM4-A1	5.27%	(a)(e)	08/25/2067	4,957,734
	GSR Mortgage Loan Trust
2,406,879	Series 2005-9F-2A2	6.00%		01/25/2036	1,087,173
	HOMES Trust
12,807,065	Series 2023-NQM2-A1	6.46%	(a)(e)	02/25/2068	12,847,552
	Homeward Opportunities Fund I Trust
11,664,023	Series 2022-1-A1	5.08%	(a)(e)	07/25/2067	11,531,344
	JP Morgan Alternative Loan Trust
15,769	Series 2006-S4-A6	6.21%	(e)	12/25/2036	15,464
	Legacy Mortgage Asset Trust
888,883	Series 2021-GS1-A1	4.89%	(a)(e)	10/25/2066	874,390
9,831,086	Series 2021-GS2-A1	4.75%	(a)(e)	04/25/2061	9,659,100
17,419,224	Series 2021-GS3-A1	4.75%	(a)(e)	07/25/2061	16,972,436
22,362,023	Series 2021-GS4-A1	1.65%	(a)(e)	11/25/2060	21,819,654
2,036,255	Series 2021-SL1-A	4.99%	(a)(b)	09/25/2060	2,038,427
	Mastr Adjustable Rate Mortgages Trust
1,747,998	Series 2006-2-2A1	6.17%	(b)	04/25/2036	877,948
	MFRA Trust
9,571,155	Series 2021-NQM2-A1	1.03%	(a)(b)	11/25/2064	8,256,886
1,242,405	Series 2021-NQM2-A2	1.32%	(a)(b)	11/25/2064	1,072,704
	Mill City Mortgage Trust
1,294,887	Series 2017-3-A1	2.75%	(a)(b)	01/25/2061	1,278,549
	MLCC Mortgage Investors, Inc.
209,959	Series 2005-3-2A	5.76%	(b)	11/25/2035	198,895
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%		11/25/2033	5,151
	New Residential Mortgage Loan Trust
8,338,648	Series 2024-NQM1-A1	6.13%	(a)(e)	03/25/2064	8,365,780
	OBX Trust
12,414,517	Series 2024-NQM5-A1	5.99%	(a)(e)	12/01/2064	12,417,340
	Onslow Bay Mortgage Loan Trust
1,130,199	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	6.11%	(a)	06/25/2057	1,095,437
9,716,069	Series 2022-NQM1-A1	2.31%	(a)(b)	11/25/2061	8,442,447
2,501,207	Series 2022-NQM7-A1	5.11%	(a)(e)	08/25/2062	2,458,546
8,239,417	Series 2023-NQM5-A1A	6.57%	(a)(e)	06/25/2063	8,306,237
25,000,000	Series 2024-NQM10-A1	6.18%	(a)(e)	05/25/2064	25,052,102
11,018,611	Series 2024-NQM4-A1	6.07%	(a)(e)	01/25/2064	11,009,408
	Pretium Mortgage Credit Partners LLC
7,264,320	Series 2021-NPL1-A1	5.24%	(a)(e)	09/27/2060	7,241,367
2,954,220	Series 2021-NPL2-A1	4.99%	(a)(e)	06/27/2060	2,917,799
23,614,596	Series 2021-NPL3-A1	1.87%	(a)(e)	07/25/2051	23,195,171
13,401,171	Series 2021-RN1-A1	4.99%	(a)(e)	02/25/2061	13,299,820

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,596,228	Series 2021-RN2-A1	1.74%	(a)(e)	07/25/2051	4,481,902
16,484,450	Series 2021-RN3-A1	1.84%	(a)(e)	09/25/2051	15,901,348
	PRPM LLC
6,102,563	Series 2020-4-A1	5.61%	(a)(e)	10/25/2025	6,102,987
7,875,951	Series 2021-3-A1	4.87%	(a)(e)	04/25/2026	7,783,973
12,837,199	Series 2021-4-A1	4.87%	(a)(e)	04/25/2026	12,815,690
9,474,097	Series 2021-5-A1	4.79%	(a)(e)	06/25/2026	9,405,498
11,119,948	Series 2021-6-A1	1.79%	(a)(e)	07/25/2026	10,924,900
21,317,435	Series 2021-7-A1	1.87%	(a)(e)	08/25/2026	20,859,642
	Securitized Asset Backed Receivables LLC
3,717,620	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	6.00%		03/25/2036	3,335,042
	Starwood Mortgage Residential Trust
482,365	Series 2020-3-A1	1.49%	(a)(b)	04/25/2065	459,879
24,096,243	Series 2021-5-A1	1.92%	(a)(b)	09/25/2066	19,910,359
	Structured Asset Securities Corp.
85,523	Series 2003-24A-1A3	6.89%	(b)	07/25/2033	82,485
	Terwin Mortgage Trust
646,538	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	6.58%		09/25/2034	661,351
	VCAT Asset Securitization LLC
5,506,787	Series 2021-NPL1-A1	5.29%	(a)(e)	12/26/2050	5,482,871
4,348,877	Series 2021-NPL3-A1	4.74%	(a)(e)	05/25/2051	4,253,195
13,809,616	Series 2021-NPL4-A1	1.87%	(a)(e)	08/25/2051	13,695,357
6,446,268	Series 2021-NPL5-A1	1.87%	(a)(e)	08/25/2051	6,350,436
8,895,330	Series 2021-NPL6-A1	1.92%	(a)(e)	09/25/2051	8,713,553
	Velocity Commercial Capital Loan Trust
1,785,752	Series 2019-2-A	3.13%	(a)(b)	07/25/2049	1,675,866
4,946,160	Series 2021-1-M1	1.79%	(a)(b)	05/25/2051	4,012,999
17,954,887	Series 2021-2-A	1.52%	(a)(b)	08/25/2051	14,740,138
4,437,925	Series 2021-2-M1	1.82%	(a)(b)	08/25/2051	3,502,833
	Vericrest Opportunity Loan Transferee
5,766,480	Series 2021-NP10-A1	4.99%	(a)(e)	05/25/2051	5,668,526
13,866,630	Series 2021-NP11-A1	1.87%	(a)(e)	08/25/2051	13,603,858
5,953,998	Series 2021-NPL1-A1	4.89%	(a)(e)	02/27/2051	5,876,427
4,332,316	Series 2021-NPL3-A1	5.24%	(a)(e)	02/27/2051	4,288,711
3,469,814	Series 2021-NPL5-A1	5.12%	(a)(e)	03/27/2051	3,441,932
3,309,883	Series 2021-NPL6-A1	5.24%	(a)(e)	04/25/2051	3,307,507
14,123,496	Series 2021-NPL8-A1	5.12%	(a)(e)	04/25/2051	14,002,311
2,429,630	Series 2021-NPL9-A1	4.99%	(a)(e)	05/25/2051	2,382,482
	Verus Securitization Trust
268,995	Series 2020-2-A1	3.23%	(a)(b)	05/25/2060	267,335
7,580,952	Series 2021-4-A3	1.35%	(a)(b)	07/25/2066	6,136,675
7,090,952	Series 2021-7-A1	1.83%	(a)(e)	10/25/2066	6,213,994
12,197,548	Series 2022-INV1-A1	5.04%	(a)(e)	08/25/2067	12,022,891
406,588	Series 2022-INV1-A2	5.80%	(a)(e)	08/25/2067	400,824
18,022,524	Series 2023-4-A1	5.81%	(a)(e)	05/25/2068	17,932,739
20,605,631	Series 2024-3-A1	6.34%	(a)(e)	04/25/2069	20,716,345
	WaMu Mortgage Pass Through Certificates
136,002	Series 2002-AR16-A	6.33%	(b)	12/25/2032	127,028
	Wells Fargo Mortgage Backed Securities Trust
204,635	Series 2007-7-A36	6.00%		06/25/2037	180,510
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $767,276,411)				733,827,050
US CORPORATE BONDS - 6.6%
2,515,000	AbbVie, Inc.	2.60%		11/21/2024	2,487,470
1,205,000	AGCO Corp.	5.45%		03/21/2027	1,208,226
1,370,000	American Electric Power Co., Inc.	5.20%		01/15/2029	1,363,013
5,015,000	American Express Co. (SOFR + 1.00%)	6.34%		02/16/2028	5,039,475

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,670,000	Amgen, Inc.	5.51%		03/02/2026	2,670,526
5,121,000	Ares Capital Corp.	3.88%		01/15/2026	4,946,387
2,995,000	AT&T, Inc.	5.54%		02/20/2026	2,994,957
6,300,000	Athene Global Funding (SOFR + 0.85%)	6.19%	(a)	05/08/2026	6,302,133
2,022,000	Avery Dennison Corp.	0.85%		08/15/2024	2,009,343
4,200,000	Aviation Capital Group LLC	1.95%	(a)	09/20/2026	3,872,181
2,605,000	Boeing Co.	4.88%		05/01/2025	2,577,837
2,775,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.83%		02/20/2026	2,783,405
2,465,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.88%		01/15/2027	2,385,629
2,615,000	Broadcom, Inc.	3.15%		11/15/2025	2,534,447
5,030,000	Brown & Brown, Inc.	4.20%		09/15/2024	5,009,300
5,245,000	Campbell Soup Co.	3.95%		03/15/2025	5,182,274
2,015,000	Campbell Soup Co.	5.20%		03/19/2027	2,018,733
2,370,000	Charles Schwab Corp. (SOFR + 1.05%)	6.39%		03/03/2027	2,393,617
1,505,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%		11/10/2026	1,519,961
2,570,000	Crown Castle, Inc.	4.80%		09/01/2028	2,517,154
2,705,000	CVS Health Corp.	5.00%		02/20/2026	2,685,540
2,425,000	Dell International LLC / EMC Corp.	4.00%		07/15/2024	2,423,347
2,635,000	Dell International LLC / EMC Corp.	5.85%		07/15/2025	2,642,095
2,645,000	Dollar General Corp.	4.15%		11/01/2025	2,596,000
4,620,000	Dollar Tree, Inc.	4.00%		05/15/2025	4,554,362
5,057,000	Edison International	5.45%		06/15/2029	5,057,074
7,664,000	Elevance Health, Inc.	3.50%		08/15/2024	7,640,724
2,770,000	Eli Lilly & Co.	5.00%		02/27/2026	2,770,060
5,115,000	Energy Transfer LP	6.05%		12/01/2026	5,184,011
5,415,000	Entergy Corp.	0.90%		09/15/2025	5,125,355
5,430,000	Equinix, Inc.	1.25%		07/15/2025	5,190,012
2,525,000	Exelon Corp.	5.15%		03/15/2029	2,516,214
5,479,000	Expedia Group, Inc.	6.25%	(a)	05/01/2025	5,488,601
2,261,000	F&G Global Funding	5.88%	(a)	06/10/2027	2,250,258
5,472,000	Ford Motor Credit Co. LLC	7.35%		11/04/2027	5,705,233
2,510,000	Foundry JV Holdco LLC	5.90%	(a)	01/25/2030	2,547,637
2,690,000	General Mills, Inc.	4.00%		04/17/2025	2,655,887
2,020,000	General Mills, Inc.	5.24%		11/18/2025	2,013,308
5,035,000	General Motors Financial Co., Inc.	4.00%		01/15/2025	4,986,733
5,225,000	General Motors Financial Co., Inc.	5.25%		03/01/2026	5,198,829
2,475,000	Georgia Power Co.	5.00%		02/23/2027	2,468,095
3,210,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	6.10%		03/18/2027	3,212,793
5,080,000	HCA, Inc.	5.38%		02/01/2025	5,063,830
3,973,000	Hewlett Packard Enterprise Co.	5.90%		10/01/2024	3,972,793
4,205,000	Hyatt Hotels Corp.	5.75%		01/30/2027	4,247,845
5,589,000	Hyundai Capital America	1.00%	(a)	09/17/2024	5,531,352
2,515,000	Hyundai Capital America	5.30%	(a)	03/19/2027	2,509,514
2,520,000	Icon Investments Six DAC	5.81%		05/08/2027	2,545,947
5,254,000	JPMorgan Chase & Co.	3.90%		07/15/2025	5,174,394
4,308,000	JPMorgan Chase & Co. (SOFR + 0.49%)	0.77%		08/09/2025	4,284,571
4,410,000	JPMorgan Chase & Co. (SOFR + 0.92%)	6.27%		04/22/2028	4,429,375
2,706,000	Kinder Morgan, Inc.	4.30%		06/01/2025	2,671,725
2,505,000	Kinder Morgan, Inc.	5.00%		02/01/2029	2,477,738
1,535,000	Lowe’s Cos., Inc.	4.40%		09/08/2025	1,515,690
2,574,000	McDonald’s Corp.	3.38%		05/26/2025	2,527,587
2,850,000	McDonald’s Corp.	1.45%		09/01/2025	2,727,463
2,705,000	McKesson Corp.	5.25%		02/15/2026	2,702,547
4,494,000	Microchip Technology, Inc.	0.98%		09/01/2024	4,456,148
675,000	Microchip Technology, Inc.	4.25%		09/01/2025	664,772
1,005,000	Microchip Technology, Inc.	5.05%		03/15/2029	997,172

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
5,140,000	Morgan Stanley	3.88%		01/27/2026	5,026,745
5,075,000	Motorola Solutions, Inc.	5.00%		04/15/2029	5,037,152
3,531,000	National Securities Clearing Corp.	4.90%	(a)	06/26/2029	3,521,612
2,120,000	New York Life Global Funding	3.60%	(a)	08/05/2025	2,083,217
950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	947,012
2,480,000	NiSource, Inc.	5.25%		03/30/2028	2,478,129
1,823,000	NiSource, Inc.	5.20%		07/01/2029	1,816,367
3,994,000	Northrop Grumman Corp.	2.93%		01/15/2025	3,937,864
4,038,000	Omnicom Group, Inc. / Omnicom Capital, Inc.	3.65%		11/01/2024	4,010,016
5,037,000	Oracle Corp.	5.80%		11/10/2025	5,062,809
2,405,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	2,428,004
2,555,000	Pacific Gas and Electric Co.	4.95%		06/08/2025	2,532,949
2,760,000	Pacific Gas and Electric Co.	2.10%		08/01/2027	2,491,465
2,506,000	Packaging Corp. of America	3.65%		09/15/2024	2,493,808
4,581,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.00%	(a)	07/15/2025	4,503,208
5,235,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40%	(a)	07/01/2027	5,094,635
1,505,000	PepsiCo, Inc. (SOFR + 0.40%)	5.74%		11/12/2024	1,506,292
995,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	988,209
5,035,000	Philip Morris International, Inc.	4.88%		02/13/2026	4,997,494
1,442,000	Phillips 66	3.85%		04/09/2025	1,423,275
1,260,000	Phillips 66	1.30%		02/15/2026	1,180,043
3,240,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%		06/12/2026	3,243,933
3,698,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	3,763,060
3,500,000	Public Storage Operating Co. (SOFR + 0.70%)	6.05%		04/16/2027	3,512,213
5,220,000	Republic Services, Inc.	2.50%		08/15/2024	5,197,994
5,635,000	Royalty Pharma PLC	1.75%		09/02/2027	5,063,798
5,014,000	Ryder System, Inc.	5.25%		06/01/2028	5,026,005
980,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	978,204
2,047,000	Schlumberger Holdings Corp.	5.00%	(a)	11/15/2029	2,032,310
5,050,000	Simon Property Group LP	2.00%		09/13/2024	5,012,318
5,065,000	Solventum Corp.	5.45%	(a)	02/25/2027	5,061,114
3,570,000	Southern California Edison Co.	4.90%		06/01/2026	3,542,524
2,665,000	Southern Co.	5.15%		10/06/2025	2,653,700
3,480,000	Stryker Corp.	4.85%		12/08/2028	3,454,111
5,471,000	Synchrony Financial	4.25%		08/15/2024	5,458,069
4,995,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	4,950,047
2,680,000	Veralto Corp.	5.50%	(a)	09/18/2026	2,681,162
2,695,000	Viatris, Inc.	1.65%		06/22/2025	2,590,776
5,260,000	VICI Properties LP / VICI Note Co., Inc.	4.25%	(a)	12/01/2026	5,077,050
2,525,000	WEC Energy Group, Inc.	4.75%		01/09/2026	2,498,797
9,275,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.09%)	2.41%		10/30/2025	9,170,600
7,625,000	Wells Fargo & Co. (SOFR + 1.07%)	6.42%		04/22/2028	7,666,095
5,153,000	Welltower OP LLC	4.00%		06/01/2025	5,071,012
2,765,000	Workday, Inc.	3.50%		04/01/2027	2,645,840
5,260,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	5,173,369
	Total US Corporate Bonds (Cost $372,366,128)				370,313,105
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.1%
	Federal Home Loan Mortgage Corp.
440,931	Pool 840632 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.68% Cap)	6.08%		05/01/2045	450,435
101,770	Pool N70081	5.50%		07/01/2038	99,481
8,442,559	Pool RA8419	6.00%		01/01/2053	8,517,955
8,567,592	Pool SD5219	6.00%		04/01/2054	8,646,933
3,682,111	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		09/15/2042	3,649,588

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,419,456	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		11/15/2044	2,376,511
10,653	Series 3872-BA	4.00%		06/15/2041	10,201
4,410,629	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		06/15/2042	4,345,110
273,269	Series 4203-NB	2.00%		10/15/2040	266,781
6,963,706	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		11/15/2046	6,868,778
2,707,776	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/15/2057	2,621,681
2,620,333	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		05/15/2049	2,571,541
1,930,851	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		12/25/2049	1,896,210
3,833,862	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		06/25/2050	3,757,066
10,120,942	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		05/25/2050	9,861,641
	Federal National Mortgage Association
17,522	Pool AB3850	4.00%		11/01/2041	16,233
788,317	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	5.87%		11/01/2042	808,067
208,268	Pool AL4292	4.50%		04/01/2026	205,966
694,268	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 7.01% Cap)	6.25%		05/01/2045	713,526
3,000,000	Pool BS7662	4.90%		03/01/2028	2,987,247
8,540,871	Pool FS6084	6.00%		10/01/2053	8,610,101
5,131,400	Pool MA4901	5.00%		01/01/2043	5,044,461
3,516,968	Pool MA4988	5.00%		04/01/2043	3,457,361
4,032,889	Pool MA5112	5.00%		08/01/2043	3,964,520
2,436,698	Series 2010-57-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	6.00%		06/25/2040	2,431,299
2,395,777	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.90%		07/25/2040	2,383,006
985,064	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		12/25/2041	971,404
37,951	Series 2011-64-DB	4.00%		07/25/2041	36,348
1,801,752	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		09/25/2046	1,780,816
3,868,396	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		11/25/2046	3,821,417
1,598,404	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		01/25/2048	1,557,267
7,405,896	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		10/25/2058	7,193,909
2,794,276	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	5.75%		12/25/2048	2,738,093
1,005,173	Series 2019-14-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		04/25/2049	995,431
10,870,390	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/25/2049	10,645,357
4,571,414	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	5.93%		09/25/2049	4,503,376
2,125,039	Series 2019-M21-3A1	2.10%		06/25/2034	2,006,707
4,570,562	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		06/25/2050	4,478,309
11,454,717	Series 2020-M49-1A1	1.30%	(b)	11/25/2030	10,238,603
15,665,405	Series 2021-M7-A1	1.78%	(b)	03/25/2031	14,319,962
	Government National Mortgage Association
3,711,811	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	5.95%		05/20/2042	3,651,793
3,736,845	Series 2013-116-WU	3.00%		12/20/2042	3,607,426
3,661,892	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	5.74%		02/16/2046	3,600,795
4,758,502	Series 2022-183-B	5.00%		04/20/2047	4,718,411

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,018,485	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	5.84%		02/20/2049	3,937,863
	Total US Government and Agency Mortgage Backed Obligations (Cost $174,187,601)				171,364,986
US GOVERNMENT AND AGENCY OBLIGATIONS - 23.2%
141,300,000	United States Treasury Note/Bond	0.25%		05/31/2025	135,120,009
76,300,000	United States Treasury Note/Bond	0.25%		06/30/2025	72,724,735
184,000,000	United States Treasury Note/Bond	0.38%		11/30/2025	172,640,156
200,800,000	United States Treasury Note/Bond	0.38%		12/31/2025	187,806,828
173,200,000	United States Treasury Note/Bond	0.38%		01/31/2026	161,437,960
181,200,000	United States Treasury Note/Bond	0.75%		03/31/2026	169,007,929
68,700,000	United States Treasury Note/Bond	0.75%		05/31/2026	63,719,250
106,500,000	United States Treasury Note/Bond	0.63%		07/31/2026	97,988,320
123,500,000	United States Treasury Note/Bond	0.88%		09/30/2026	113,680,302
81,250,000	United States Treasury Note/Bond	0.63%		03/31/2027	73,099,609
65,900,000	United States Treasury Note/Bond	0.50%		06/30/2027	58,566,051
	Total US Government and Agency Obligations (Cost $1,304,196,121)				1,305,791,149
SHORT TERM INVESTMENTS - 4.3%
56,742,792	First American Government Obligations Fund - U	5.26%	(g)		56,742,792
56,742,792	JPMorgan US Government Money Market Fund - IM	5.26%	(g)		56,742,792
56,742,792	MSILF Government Portfolio - Institutional	5.23%	(g)		56,742,792
56,400,000	United States Treasury Bill	0.00%		09/10/2024	55,818,194
15,000,000	United States Treasury Bill	0.00%		10/01/2024	14,800,475
	Total Short Term Investments (Cost $240,846,697)				240,847,045
	Total Investments - 100.3% (Cost $5,792,699,515)				5,629,001,981
	Other Liabilities in Excess of Assets - (0.3)%				(19,556,074)
	NET ASSETS - 100.0%				$5,609,445,907

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.2%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Collateralized Loan Obligations	14.2%
Non-Agency Residential Collateralized Mortgage Obligations	13.1%
Foreign Corporate Bonds	8.9%
Asset Backed Obligations	7.5%
US Corporate Bonds	6.6%
Short Term Investments	4.3%
Bank Loans	3.4%
US Government and Agency Mortgage Backed Obligations	3.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	23.2%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Collateralized Loan Obligations	14.2%
Non-Agency Residential Collateralized Mortgage Obligations	13.1%
Asset Backed Obligations	7.5%
Short Term Investments	4.3%
Banking	3.9%
US Government and Agency Mortgage Backed Obligations	3.1%
Utilities	2.4%
Energy	1.4%
Transportation	1.1%
Mining	1.0%
Healthcare	0.9%
Technology	0.8%
Hotels/Motels/Inns and Casinos	0.7%
Automotive	0.7%
Finance	0.6%
Telecommunications	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Chemicals/Plastics	0.5%
Consumer Products	0.4%
Pharmaceuticals	0.4%
Electronics/Electric	0.4%
Media	0.4%
Chemical Products	0.4%
Real Estate	0.3%
Food Products	0.3%
Insurance	0.3%
Retailers (other than Food/Drug)	0.3%
Commercial Services	0.3%
Containers and Glass Products	0.3%
Building and Development (including Steel/Metals)	0.2%
Aerospace & Defense	0.2%
Beverage and Tobacco	0.2%
Food Service	0.2%
Business Equipment and Services	0.2%
Industrial Equipment	0.1%
DIVERSIFIED REITS	0.1%
Pulp & Paper	0.1%
Environmental Control	0.1%
Construction	0.1%
Diversified Manufacturing	0.1%
Financials	0.0%	(h)
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Interest only security
(g)	Seven-day yield as of period end.
(h)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Low Duration Bond Fund
Investments in Securities
Level 1
Short Term Investments	$170,228,376
Total Level 1	170,228,376
Level 2
US Government and Agency Obligations	1,305,791,149
Non-Agency Commercial Mortgage Backed Obligations	815,155,770
Collateralized Loan Obligations	796,573,720
Non-Agency Residential Collateralized Mortgage Obligations	733,448,081
Foreign Corporate Bonds	496,678,783
Asset Backed Obligations	398,354,559
US Corporate Bonds	370,313,105
Bank Loans	190,428,256
US Government and Agency Mortgage Backed Obligations	171,364,986
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	87,716,532
Short Term Investments	70,618,669
Total Level 2	5,436,443,610
Level 3
Asset Backed Obligations	21,757,916
Non-Agency Residential Collateralized Mortgage Obligations	378,969
Foreign Corporate Bonds	193,110
Total Level 3	22,329,995
Total	$5,629,001,981

See the Schedule of Investments for further disaggregation of investment categories.